Credit Risk - Summary of Residential Mortgages by Loan Size (Detail) - Credit Risk [member] - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
South East Including London [member]
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 84,751	£ 83,089
South East Including London [member] | Less Than 0.25m [member]
Disclosure of credit risk exposure [line items]
Residential mortgage loans	46,766	48,355
South East Including London [member] | 0.25m-0.50m[member]
Disclosure of credit risk exposure [line items]
Residential mortgage loans	27,562	25,040
South East Including London [member] | 0.50m-1.0m [member]
Disclosure of credit risk exposure [line items]
Residential mortgage loans	9,214	8,438
South East Including London [member] | 1.0m-2.0m [member]
Disclosure of credit risk exposure [line items]
Residential mortgage loans	1,046	1,099
South East Including London [member] | Greater Than 2.0m [member]
Disclosure of credit risk exposure [line items]
Residential mortgage loans	163	157
UK [member]
Disclosure of credit risk exposure [line items]
Residential mortgage loans	154,944	154,274
UK [member] | Less Than 0.25m [member]
Disclosure of credit risk exposure [line items]
Residential mortgage loans	107,050	110,415
UK [member] | 0.25m-0.50m[member]
Disclosure of credit risk exposure [line items]
Residential mortgage loans	36,083	32,871
UK [member] | 0.50m-1.0m [member]
Disclosure of credit risk exposure [line items]
Residential mortgage loans	10,535	9,668
UK [member] | 1.0m-2.0m [member]
Disclosure of credit risk exposure [line items]
Residential mortgage loans	1,111	1,161
UK [member] | Greater Than 2.0m [member]
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 165	£ 159